STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
13.	STOCK-BASED COMPENSATION

Stock-based compensation expense included in general and administrative expenses consisted of the following:

	Years Ended December 31,
(in millions)	2019	2018	2017
PBF Energy options	$15.8	$11.5	$9.4
PBF Energy restricted shares	6.5	7.5	12.1
PBF Energy performance awards	8.2	1.2	—

	$30.5	$20.2	$21.5

PBF Energy options

PBF Energy grants stock options which represent the right to purchase share of PBF Energy’s common stock at its fair market value, which is the closing price of PBF Energy’s common stock on the date of grant. Stock options have a maximum term of ten years from the date they are granted, and vest over a requisite service period of four years subject to acceleration in certain circumstances. The Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options granted, which requires the input of subjective assumptions.

The Black-Scholes option-pricing model values used to value stock option awards granted were determined based on the following weighted average assumptions:

	December 31, 2019	December 31, 2018	December 31, 2017
Expected life (in years)	6.25	6.25	6.25
Expected volatility	38.6%	35.8%	39.5%
Dividend yield	3.54%	3.49%	4.58%
Risk-free rate of return	2.16%	2.82%	2.09%
Exercise price	$34.11	$35.25	$26.52

The following table summarizes activity for PBF Energy options for the years ended December 31, 2019, 2018 and 2017.

	Number of PBF Energy Class A Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock-based awards, outstanding at January 1, 2017	5,970,625	$27.37	8.02
Granted	1,638,075	26.52	10.00
Exercised	(462,500)	25.65	—
Forfeited	(263,425)	27.71	—

Outstanding at December 31, 2017	6,882,775	$27.27	7.82
Granted	2,500,742	35.25	10.00
Exercised	(884,878)	27.57	—
Forfeited	(141,981)	33.49	—

Outstanding at December 31, 2018	8,356,658	$29.60	7.48
Granted	1,899,909	34.11	10.00
Exercised	(49,656)	24.23	—
Forfeited	(132,995)	31.65	—

Outstanding at December 31, 2019	10,073,916	$30.47	7.17

Exercisable and vested at December 31, 2019	5,345,051	$28.37	5.94
Exercisable and vested at December 31, 2018	3,531,066	$27.39	6.27
Exercisable and vested at December 31, 2017	2,958,875	$27.58	6.77
Expected to vest at December 31, 2019	10,073,916	$30.47	7.17

The total estimated fair value of PBF Energy options granted in 2019 and 2018 was $17.9 million and $23.9 million and the weighted average per unit fair value was $9.43 and $9.55. The total intrinsic value of stock options outstanding and exercisable at December 31, 2019, was $27.0 million and $20.0 million, respectively. The total intrinsic value of stock options outstanding and exercisable at December 31, 2018, was $36.5 million and $19.4 million, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2019 and 2018 was $0.3 million and $12.4 million, respectively.

Unrecognized compensation expense related to PBF Energy options at December 31, 2019 was $34.5 million, which will be recognized from 2020 through 2023.

Restricted Stock Awards

The Company grants restricted stock to employees and non-employee directors. In general, restricted stock granted to our employees vest over a requisite services period of four years, subject to acceleration in certain circumstances. Restricted stock recipients who received grants subsequent to May 2017 have the right to vote such stock; however, dividends are accrued and will be paid upon vesting. Restricted stock units granted to non-employee directors are considered to vest immediately at the time of the grant for accounting purposes, as they are non-forfeitable, but are issued in equal annual installments on each of the first three anniversaries of the grant date. The non-vested shares are not transferable and are held by our transfer agent. The fair values of restricted stock are equal to the market price of our common stock on the grant date.

The following table summarizes activity for PBF Energy Restricted Stock:

	Number of PBF Energy Restricted Class A Common Stock	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2017	521,369	$24.89
Granted	762,425	25.86
Vested	(172,978)	24.99
Forfeited	(15,100)	24.18

Nonvested at December 31, 2017	1,095,716	$25.56
Granted	58,830	47.24
Vested	(345,073)	26.13
Forfeited	(15,519)	24.18

Nonvested at December 31, 2018	793,954	$26.88
Granted	58,324	28.20
Vested	(356,204)	26.68
Forfeited	(3,849)	24.18

Nonvested at December 31, 2019	492,225	$27.21

Unrecognized compensation expense related to PBF Energy Restricted Class A common stock at December 31, 2019 was $5.3 million, which will be recognized from 2020 through 2023.

Performance Awards

The Company grants performance share awards, which are paid in stock, and performance share unit awards, which are paid in cash, (collectively, the “performance awards”) to certain key employees. Performance awards granted to employees are based on a three-year performance period (the “performance cycle”). The performance awards will vest on the last day of the performance cycle, subject to forfeiture or acceleration under certain circumstances set forth in the award agreement. The number of performance awards that will ultimately vest is based on the Company’s total shareholder return over the performance period. The number of shares ultimately issued or cash paid under these awards can range from zero to 200% of target award amounts.

Performance Share Unit Awards

The performance share awards are accounted for as equity awards, for which the fair value was determined on the grant date by application of a Monte Carlo valuation model.

The grant date fair value was calculated using a Monte Carlo valuation model with the following assumptions:

	December 31, 2019	December 31, 2018
Expected life (in years)	2.17 - 2.88	2.17
Expected volatility	37.19% - 41.70%	39.04%
Dividend yield	3.40% - 3.67%	2.95%
Risk-free rate of return	1.66% - 2.51%	2.89%
Weighted average fair value per PSU	$27.99	$50.23

The following table summarizes activity for PBF Energy performance share awards:

	Number of PBF Energy PSUs	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2018	—	$—
Granted	179,072	50.23
Forfeited	—	—

Nonvested at December 31, 2018	179,072	$50.23
Granted	181,725	27.99
Forfeited	—	—

Nonvested at December 31, 2019	360,797	$39.03

The risk-free interest rate for the remaining performance period as of the grant date is based on a linear interpolation of published yields of traded U.S. Treasury Interest-Only STRIP Bonds. The dividend yield assumption is based on the annualized most recent quarterly dividend divided by the stock price on the grant date. The assumption for the expected volatility of the Company’s stock price reflects the average of PBF Energy’s common stock historical and implied volatility.

As of December 31, 2019, unrecognized compensation cost related to performance share unit awards was $8.5 million, which is expected to be recognized over a weighted average period of two years.

Performance Unit awards

The performance unit awards are dollar denominated with a target value of $1.00, with actual payout of up to $2.00 per unit (or 200 percent of target). The performance unit awards are settled in cash based on the payout amount determined at the end of the performance cycle. The Company accounts for the performance unit awards as liability awards which the Company recorded at fair market value on the date of grant. Subsequently, the performance unit awards will be marked-to-market at the end of each fiscal quarter by application of a Monte Carlo simulation model.

The following table summarizes activity for PBF Energy performance unit awards:

Number of PBF Energy Performance Units (in equivalent $’s)
Nonvested at January 1, 2018	—
Granted	7,279,188
Forfeited	—

Nonvested at December 31, 2018	7,279,188
Granted	7,751,658
Forfeited	—

Nonvested at December 31, 2019	15,030,846

As of December 31, 2019, unrecognized compensation cost related to performance unit awards was $8.2 million, which is expected to be recognized over a weighted average period of two years.